UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21761

KEELEY FUNDS, INC.
(Exact name of registrant as specified in charter)

111 West Jackson Boulevard
SUITE 810
CHICAGO, IL 60604
(Address of principal executive offices) (Zip code)

ALAN GOLDBERG
K&L Gates LLP
70 WEST MADISON STREET, SUITE 3100
CHICAGO, IL 60602
(Name and address of agent for service)

312-786-5000
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2014

Date of reporting period:  June 30, 2014

Item 1. Schedule of Investments.

Keeley Small Cap Value Fund
Schedule of Investments
June 30, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 100.25%
	Aerospace & Defense - 1.15%
1,774,000	GenCorp, Inc. (a)(b)	$33,883,400
	Auto Components - 2.05%
1,509,325	American Axle & Manufacturing Holdings, Inc. (a)	28,511,149
1,593,500	Federal Mogul Corp. (a)	32,236,505
		60,747,654
	Building Products - 1.89%
488,928	A.O. Smith Corporation	24,241,050
1,627,500	NCI Building Systems, Inc. (a)	31,622,325
		55,863,375
	Capital Markets - 0.98%
350,500	Gamco Investors, Inc. (c)	29,109,025
	Chemicals - 2.72%
1,169,400	Chemtura Corp. (a)	30,556,422
510,000	Sensient Technologies Corp.	28,417,200
795,000	Tronox Ltd.	21,385,500
		80,359,122
	Commercial Banks - 6.03%
1,286,500	BancorpSouth, Inc.	31,609,305
1,087,000	Glacier Bancorp, Inc. (b)	30,849,060
890,000	Synovus Financial Corp.	21,698,200
493,275	UMB Financial Corp.	31,268,702
1,187,534	Union Bankshares Corp. (b)	30,460,247
708,500	Wintrust Financial Corp.	32,591,000
		178,476,514
	Commercial Services & Supplies - 1.83%
780,000	Civeo Corp. (a)	19,523,400
1,403,482	Ritchie Bros. Auctioneers (b)	34,595,831
		54,119,231
	Communications Equipment - 1.16%
3,250,508	Mitel Networks Corp. (a)	34,260,354
	Computer & Peripherals - 1.24%
910,255	Diebold, Inc. (b)	36,564,943
	Construction & Engineering - 0.72%
1,838,267	Furmanite Corporation (a)(b)	21,397,428
	Consumer Finance - 0.85%
3,007,500	SLM Corp.	24,992,325
	Distributors - 1.29%
835,000	Core Mark Holding Company, Inc.	38,101,050
	Diversified Consumer Services - 2.78%
1,399,476	Carriage Services, Inc. (b)(c)	23,973,024
1,024,160	Hillenbrand, Inc.	33,408,099
590,000	Sothebys	24,774,100
		82,155,223
	Diversified Financial Services - 1.93%
841,341	Air Lease Corp.	32,458,936
453,000	MarketAxess Holdings, Inc.	24,489,180
		56,948,116
	Electric Utilities - 0.95%
549,900	Allete, Inc.	28,237,365
	Electrical Equipment - 1.86%
727,708	Franklin Electric, Inc.	29,348,464
529,500	Generac Holdings, Inc. (a)	25,807,830
		55,156,294
	Electronic Equipment, Instruments & Components - 0.94%
902,000	Knowles Corp. (a)	27,727,480
	Energy Equipment & Services - 3.23%
932,000	C&J Energy Services, Inc. (a)	31,482,960
1,101,410	Era Group, Inc. (a)(b)(c)	31,588,439
1,230,563	Helix Energy Solutions Group, Inc. (a)(b)	32,376,112
		95,447,511
	Food Products - 2.83%
955,000	Flowers Foods, Inc.	20,131,400
580,988	Post Holdings, Inc. (a)	29,578,099
424,500	TreeHouse Foods, Inc. (a)	33,989,715
		83,699,214
	Gas Utilities - 0.72%
568,000	One Gas, Inc.	21,442,000
	Health Care Equipment & Supplies - 2.07%
780,000	Alere, Inc. (a)	29,187,600
1,017,500	Wright Medical Group, Inc. (a)	31,949,500
		61,137,100
	Health Care Providers & Services - 0.92%
864,500	Hanger Orthopedic Group, Inc. (a)	27,188,525
	Home Furnishings - 0.85%
627,000	Fortune Brands Home & Security, Inc.	25,036,110
	Hotels, Restaurants & Leisure - 8.52%
522,000	BJs Restaurants, Inc. (a)	18,223,020
3,281,021	Carrols Restaurant Group, Inc. (a)(c)	23,360,870
995,500	Del Friscos Restaurant Group, Inc. (a)	27,435,980
4,993,850	Denny's Corp. (a)(c)	32,559,902
685,500	Fiesta Restaurant Group, Inc. (a)	31,814,055
1,706,200	Intrawest Resorts Holdings, Inc. (a)(b)	19,553,052
587,000	Marriott Vacations Worldwide Corp. (a)	34,415,810
728,990	Popeyes Louisiana Kitchen, Inc. (a)	31,864,153
425,500	Vail Resorts, Inc.	32,840,090
		252,066,932
	Household Durables - 1.72%
1,116,500	Taylor Morrison Home Corp. (a)	25,031,930
1,641,578	Tri Pointe Homes, Inc. (a)(c)	25,805,606
		50,837,536
	Household Products - 1.13%
387,500	Spectrum Brands Holdings, Inc.	33,336,625
	Industrial Conglomerates - 1.06%
651,000	ITT Corp.	31,313,100
	Insurance - 2.28%
1,306,569	American Equity Investment Life Holding Co. (b)	32,141,597
557,900	Hanover Insurance Group, Inc.	35,231,385
		67,372,982
	Internet & Catalog Retail - 0.95%
886,560	FTD Companies, Inc. (a)(b)	28,183,742
	IT Services - 3.02%
972,500	Corelogic, Inc. (a)	29,525,100
1,290,500	Evertec, Inc.	31,281,720
271,000	Wex, Inc. (a)	28,446,870
		89,253,690
	Machinery - 10.76%
827,452	Actuant Corp. - Class A	28,605,016
453,500	EnPro Industries, Inc. (a)(b)	33,178,060
801,000	Esco Technologies, Inc.	27,746,640
1,121,384	Harsco Corp.	29,862,456
1,077,824	John Bean Technologies Corp.	33,401,766
613,000	L.B. Foster Co. (b)(c)	33,175,560
966,500	Manitowoc, Inc.	31,759,190
450,000	RBC Bearings, Inc.	28,822,500
1,218,790	Rexnord Corp. (a)	34,308,938
491,500	Tennant Co.	37,511,280
		318,371,406
	Media - 1.12%
1,107,000	Starz (a)	32,977,530
	Metals & Mining - 1.05%
427,500	Kaiser Aluminum Corp.	31,151,925
	Multi-Utilities - 1.14%
792,840	Vectren Corp.	33,695,700
	Oil, Gas & Consumable Fuels - 6.16%
679,581	Bonanza Creek Energy, Inc. (a)	38,865,237
800,000	RSP Permian, Inc. (a)	25,952,000
1,127,235	Sanchez Energy Corp. (a)(b)	42,372,764
2,814,054	Synergy Resources Corp. (a)	37,286,216
3,217,231	Triangle Petroleum Corp. (a)(b)	37,802,464
		182,278,681
	Paper & Forest Products - 2.64%
501,500	Clearwater Paper Corp. (a)	30,952,580
148,000	Deltic Timber Corp. (b)	8,942,160
1,155,000	Kapstone Paper & Packaging Corp. (a)	38,265,150
		78,159,890
	Pharmaceuticals - 1.08%
943,159	Prestige Brands Holdings, Inc. (a)	31,963,659
	Real Estate Investment Trusts (REITs) - 4.24%
828,884	Gaming & Leisure Properties, Inc.	28,157,190
756,500	Ryman Hospitality Properties, Inc. (b)	36,425,475
1,151,057	Sabra Health Care REIT, Inc.	33,046,846
2,434,613	Spirit Realty Capital, Inc. (b)	27,657,204
		125,286,715
	Real Estate Management & Development - 0.91%
1,412,730	Forestar Group, Inc. (a)(b)	26,969,016
	Road & Rail - 0.97%
274,000	Genesee & Wyoming, Inc. (a)	28,770,000
	Semiconductors & Semiconductor Equipment - 1.17%
2,227,400	Fairchild Semiconductor International, Inc. (a)	34,747,440
	Software - 1.20%
721,344	Verint Systems, Inc. (a)	35,381,923
	Specialty Retail - 2.07%
921,500	CST Brands, Inc.	31,791,750
596,500	Penske Automotive Group, Inc.	29,526,750
		61,318,500
	Thrifts & Mortgage Finance - 3.89%
474,500	Iberiabank Corp. (b)	32,830,655
1,530,500	Provident Financial Services, Inc.	26,508,260
1,592,772	United Financial Bancorp, Inc. (b)	21,582,061
1,264,000	ViewPoint Financial Group	34,014,240
		114,935,216
	Trading Companies & Distributors - 1.09%
756,466	Kaman Corp.	32,323,792
	Transportation Infrastructure - 1.09%
517,500	Macquarie Infrastructure Company LLC	32,276,475
	Total Common Stocks (Cost $2,149,644,997)	$2,965,021,834
Principal Amount
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.94%
	Repurchase Agreements - 2.86%
$84,652,000	Credit Suisse First Boston Repurchase Agreement, (Dated 6/30/2014), 0.06%,
	due 7/1/2014, (Repurchased proceeds $84,652,141); [Collateralized by
	$202,395,000 U.S. Treasury STRIP 3.51%, 11/15/38 (Market Value $86,345,750)	$84,652,000
Shares
	Money Market Funds - 0.08%
2,412,646	Goldman Sachs Financial Square Money Market Fund, 0.07%	2,412,646
		2,412,646
	Total Investments Purchased With Cash Collateral From Securities Lending (Cost $87,064,646)	$87,064,646

	SHORT TERM INVESTMENTS - 0.04%
	Money Market Funds - 0.04%
1,019,311	Fidelity Institutional Money Market Portfolio, 0.05%	$1,019,311
	Total Short Term Investments (Cost $1,019,311)	$1,019,311

	Total Investments (Cost $2,237,728,954) - 103.23%	$3,053,105,791
	Liabilities in Excess of Other Assets - (3.23)%	(95,455,283)
	TOTAL NET ASSETS - 100.00%	$2,957,650,508

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of security is out on loan. See Note 1 in the Notes to the Schedule of Investments.
(c)	Affiliated issuer. See Note 2 in the Notes to the Schedule of Investments.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of the Schedule of Investments.

Keeley Small Cap Dividend Value Fund
Schedule of Investments
June 30, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.78%
	Auto Components - 0.96%
79,500	Superior Industries International, Inc.	$1,639,290
	Capital Markets - 3.10%
99,187	Manning & Napier, Inc.	1,711,967
108,303	Silvercrest Asset Management Group, Inc. - Class A	1,863,895
81,500	Solar Cap Ltd.	1,734,320
		5,310,182
	Chemicals - 3.13%
88,700	American Vanguard Corp.	1,172,614
51,230	Innophos Holdings, Inc.	2,949,311
32,000	Rayonier Advanced Materials, Inc. (a)	1,240,000
		5,361,925
	Commercial Banks - 9.68%
131,100	BancorpSouth, Inc.	3,221,127
100,200	Columbia Banking System, Inc.	2,636,262
117,000	FirstMerit Corp.	2,310,750
124,000	Glacier Bancorp, Inc.	3,519,120
79,500	Union Bankshares Corp.	2,039,175
62,700	Wintrust Financial Corp.	2,884,200
		16,610,634
	Commercial Services & Supplies - 1.43%
42,000	Deluxe Corp.	2,460,360
	Communications Equipment - 1.21%
92,100	Adtran, Inc.	2,077,776
	Construction & Engineering - 2.56%
199,000	Great Lakes Dredge & Dock Corp. (a)	1,590,010
97,100	Primoris Services Corp.	2,800,364
		4,390,374
	Electric Utilities - 4.26%
39,800	Allete, Inc.	2,043,730
67,100	El Paso Electric Co.	2,698,091
87,587	PNM Resources, Inc.	2,568,927
		7,310,748
	Electrical Equipment - 2.72%
49,501	AZZ, Inc.	2,281,006
30,400	Regal Beloit Corp.	2,388,224
		4,669,230
	Electronic Equipment, Instruments & Components - 4.05%
170,815	AVX Corp.	2,268,423
144,140	Daktronics, Inc.	1,718,149
24,700	MTS Systems Corp.	1,673,672
122,264	Richardson Electronics Ltd.	1,280,104
		6,940,348
	Energy Equipment & Services - 2.92%
28,700	Bristow Group, Inc.	2,313,794
47,900	Tidewater, Inc.	2,689,585
		5,003,379
	Food Products - 1.72%
30,400	Sanderson Farms, Inc.	2,954,880
	Gas Utilities - 2.34%
58,100	One Gas, Inc.	2,193,275
30,200	South Jersey Industries, Inc.	1,824,382
		4,017,657
	Health Care Equipment & Supplies - 2.10%
34,161	CONMED Corporation	1,508,208
101,100	Meridian Bioscience, Inc.	2,086,704
		3,594,912
	Health Care Providers & Services - 1.64%
21,100	Chemed Corp.	1,977,492
24,700	Owens & Minor, Inc.	839,306
		2,816,798
	Hotels, Restaurants & Leisure - 3.23%
38,600	Bob Evans Farms, Inc.	1,931,930
138,965	Einstein Noah Restaurant Group, Inc.	2,231,778
62,669	Interval Leisure Group, Inc.	1,374,958
		5,538,666
	Household Durables - 0.91%
30,751	Nacco Industries, Inc.	1,556,001
	Insurance - 3.04%
45,000	Arthur J. Gallagher & Co.	2,097,000
46,104	FBL Financial Group, Inc.	2,120,784
12,600	Reinsurance Group of America, Inc.	994,140
		5,211,924
	IT Services - 1.48%
180,500	EPIQ Systems, Inc.	2,536,025
	Machinery - 4.08%
116,957	Global Power Equipment Group, Inc.	1,890,025
68,400	Harsco Corp.	1,821,492
54,300	John Bean Technologies Corp.	1,682,757
74,900	Titan International, Inc.	1,259,818
7,700	Trinity Industries, Inc.	336,644
		6,990,736
	Media - 0.51%
73,000	World Wrestling Entertainment, Inc.	870,890
	Multi-Line Retail - 0.96%
87,900	Stage Stores, Inc.	1,642,851
	Metals & Mining - 1.23%
122,000	Commercial Metals Co.	2,111,820
	Multi-Utilities - 0.98%
32,300	Northwestern Corp.	1,685,737
	Oil, Gas & Consumable Fuels - 3.81%
150,000	Alon USA Energy, Inc.	1,866,000
238,900	EXCO Resources, Inc.	1,407,121
66,400	World Fuel Services Corp.	3,268,872
		6,541,993
	Paper & Forest Products - 1.87%
16,000	Neenah Paper, Inc.	850,400
88,770	P.H. Glatfelter Company	2,355,068
		3,205,468
	Real Estate Investment Trusts (REITs) - 13.20%
70,500	Aviv REIT, Inc.	1,985,985
102,211	Chatham Lodging Trust	2,238,421
303,200	CorEnergy Infrastructure Trust, Inc.	2,246,712
223,300	Education Realty Trust, Inc.	2,398,242
31,400	Equity Lifestyle Properties, Inc.	1,386,624
53,000	Gramercy Property Trust, Inc.	320,650
56,400	Ryman Hospitality Properties, Inc.	2,715,660
67,855	Sabra Health Care REIT, Inc.	1,948,117
177,966	Spirit Realty Capital, Inc.	2,021,694
130,900	STAG Industrial, Inc.	3,142,909
211,100	Summit Hotel Properties, Inc.	2,237,660
		22,642,674
	Semiconductors & Semiconductor Equipment - 3.35%
192,491	Cohu, Inc.	2,059,654
175,300	Cypress Semiconductor Corp.	1,912,523
144,561	IXYS Corp.	1,780,991
		5,753,168
	Specialty Retail - 3.87%
71,600	CST Brands, Inc.	2,470,200
79,500	Destination Maternity Corp.	1,810,215
46,600	Foot Locker, Inc.	2,363,552
		6,643,967
	Textiles, Apparel & Luxury Goods - 1.37%
109,005	Culp, Inc.	1,897,777
24,028	R.G. Barry Corp.	455,331
		2,353,108
	Thrifts & Mortgage Finance - 5.59%
37,500	Iberiabank Corp.	2,594,625
125,200	Oritani Financial Corp.	1,926,828
72,300	Provident Financial Services, Inc.	1,252,236
95,000	United Financial Bancorp, Inc.	1,287,250
93,696	ViewPoint Financial Group	2,521,359
		9,582,298
	Trading Companies & Distributors - 2.55%
56,000	Kaman Corp.	2,392,880
51,500	Textainer Group Holdings Ltd.	1,988,930
		4,381,810
	Transportation Infrastructure - 0.93%
25,500	Macquarie Infrastructure Company LLC	1,590,435
	Total Common Stocks (Cost $138,719,891)	$165,998,064

	SHORT TERM INVESTMENTS - 2.44%
	Money Market Funds- 2.44%
4,193,699	Fidelity Institutional Money Market Portfolio, 0.05%	$4,193,699
	Total Short Term Investments (Cost $4,193,699)	$4,193,699

	Total Investments (Cost $142,913,590) - 99.22%	$170,191,763
	Other Assets in Excess of Liabilities - 0.78%	1,332,546
	TOTAL NET ASSETS - 100.00%	$171,524,309

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of the Schedule of Investments.

Keeley Small-Mid Cap Value Fund
Schedule of Investments
June 30, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.47%
	Aerospace & Defense - 1.09%
181,500	GenCorp, Inc. (a)	$3,466,650
	Auto Components - 2.15%
109,000	Allison Transmission Holdings, Inc.	3,389,900
50,000	Delphi Automotive PLC	3,437,000
		6,826,900
	Building Products - 1.08%
69,000	A.O. Smith Corporation	3,421,020
	Capital Markets - 3.31%
75,000	Legg Mason, Inc.	3,848,250
65,000	Oaktree Capital Group LLC	3,249,350
196,620	Silvercrest Asset Management Group, Inc. - Class A	3,383,830
		10,481,430
	Chemicals - 2.92%
33,000	Ashland, Inc.	3,588,420
181,700	Chemtura Corp. (a)	4,747,821
23,500	Rayonier Advanced Materials, Inc. (a)	910,625
		9,246,866
	Commercial Banks - 4.93%
75,500	CIT Group, Inc.	3,454,880
300,000	Investors Bancorp, Inc.	3,315,000
76,000	UMB Financial Corp.	4,817,640
88,100	Wintrust Financial Corp.	4,052,600
		15,640,120
	Commercial Services & Supplies - 3.42%
137,000	Civeo Corp. (a)	3,429,110
93,000	Copart, Inc. (a)	3,344,280
115,000	Iron Mountain, Inc.	4,076,750
		10,850,140
	Communications Equipment - 1.50%
451,900	Mitel Networks Corp. (a)	4,763,026
	Computers & Peripherals - 1.11%
100,000	NCR Corp. (a)	3,509,000
	Consumer Finance - 1.27%
483,000	SLM Corp.	4,013,730
	Diversified Consumer Services - 2.17%
193,000	Carriage Services, Inc.	3,306,090
85,000	Sothebys	3,569,150
		6,875,240
	Diversified Financial Services - 1.13%
93,000	Air Lease Corp.	3,587,940
	Electrical Equipment - 1.06%
69,000	Generac Holdings, Inc. (a)	3,363,060
	Electronic Equipment, Instruments & Components - 1.07%
110,000	Knowles Corp. (a)	3,381,400
	Energy Equipment & Services - 3.76%
138,500	Helix Energy Solutions Group, Inc. (a)	3,643,935
63,000	Oil States International, Inc. (a)	4,037,670
117,000	Superior Energy Services, Inc.	4,228,380
		11,909,985
	Food Products - 1.06%
160,000	Flowers Foods, Inc.	3,372,800
	Gas Utilities - 1.11%
45,000	National Fuel Gas Co.	3,523,500
	Health Care Equipment & Supplies - 2.13%
88,000	Alere, Inc. (a)	3,292,960
110,000	Wright Medical Group, Inc. (a)	3,454,000
		6,746,960
	Health Care Providers & Services - 2.15%
51,000	Cardinal Health, Inc.	3,496,560
105,500	Hanger Orthopedic Group, Inc. (a)	3,317,975
		6,814,535
	Home Furnishings - 1.04%
82,500	Fortune Brands Home & Security, Inc.	3,294,225
	Hotels, Restaurants & Leisure - 5.39%
484,000	Denny's Corp. (a)	3,155,680
77,500	Fiesta Restaurant Group, Inc. (a)	3,596,775
58,000	Jack In The Box, Inc.	3,470,720
61,000	Marriott Vacations Worldwide Corp. (a)	3,576,430
43,500	Wyndham Worldwide Corp.	3,293,820
		17,093,425
	Household Durables - 2.08%
56,000	Jarden Corp. (a)	3,323,600
208,000	Tri Pointe Homes, Inc. (a)	3,269,760
		6,593,360
	Household Products - 1.19%
44,000	Spectrum Brands Holdings, Inc.	3,785,320
	Industrial Conglomerates - 2.60%
98,200	ITT Corp.	4,723,420
77,000	Tyco International Ltd.	3,511,200
		8,234,620
	Insurance - 3.70%
94,200	Arthur J. Gallagher & Co.	4,389,720
119,000	Fidelity National Financial, Inc.	3,898,440
197,000	Genworth Financial, Inc. (a)	3,427,800
		11,715,960
	Internet & Catalog Retail - 1.07%
107,000	FTD Companies, Inc. (a)	3,401,530
	IT Services - 2.23%
85,000	Broadridge Financial Solutions, Inc.	3,539,400
33,500	Wex, Inc. (a)	3,516,495
		7,055,895
	Machinery - 7.75%
43,000	EnPro Industries, Inc. (a)	3,145,880
96,000	Esco Technologies, Inc.	3,325,440
113,000	John Bean Technologies Corp.	3,501,870
68,000	L.B. Foster Co.	3,680,160
111,000	Manitowoc, Inc.	3,647,460
123,700	Rexnord Corp. (a)	3,482,155
46,000	Wabtec Corp.	3,799,140
		24,582,105
	Media - 3.54%
64,000	Lamar Advertising Co.	3,392,000
108,000	Starz (a)	3,217,320
54,200	Tribune Co. (a)	4,609,710
		11,219,030
	Metals & Mining - 2.07%
188,000	Commercial Metals Co.	3,254,280
45,600	Kaiser Aluminum Corp.	3,322,872
		6,577,152
	Multi-Utilities - 1.17%
87,500	Vectren Corp.	3,718,750
	Oil, Gas & Consumable Fuels - 5.25%
66,000	Bonanza Creek Energy, Inc. (a)	3,774,540
52,600	Energen Corp.	4,675,088
127,000	Rice Energy, Inc. (a)	3,867,150
115,000	Sanchez Energy Corp. (a)	4,322,850
		16,639,628
	Real Estate Investment Trusts (REITs) - 6.81%
134,505	Corrections Corporation of America	4,418,489
97,945	Gaming & Leisure Properties, Inc.	3,327,192
70,500	Rayonier, Inc.	2,506,275
97,680	Ryman Hospitality Properties, Inc.	4,703,292
115,000	Sabra Health Care REIT, Inc.	3,301,650
293,290	Spirit Realty Capital, Inc.	3,331,775
		21,588,673
	Real Estate Management & Development - 1.08%
180,000	Forestar Group, Inc. (a)	3,436,200
	Road & Rail - 2.58%
32,500	Genesee & Wyoming, Inc. (a)	3,412,500
54,100	Ryder System, Inc.	4,765,669
		8,178,169
	Software - 1.46%
94,400	Verint Systems, Inc. (a)	4,630,320
	Specialty Retail - 4.44%
57,000	Cabelas, Inc. (a)	3,556,800
104,000	CST Brands, Inc.	3,588,000
132,000	Haverty Furniture, Inc.	3,317,160
73,000	Penske Automotive Group, Inc.	3,613,500
		14,075,460
	Textiles, Apparel & Luxury Goods - 2.37%
42,500	Hanesbrands, Inc.	4,183,700
28,500	PVH Corp.	3,323,100
		7,506,800
	Thrifts & Mortgage Finance - 1.09%
128,000	ViewPoint Financial Group	3,444,480
	Water Utilities - 1.14%
73,000	American Water Works Company, Inc.	3,609,850
	Total Common Stocks (Cost $232,343,001)	$312,175,254

	SHORT TERM INVESTMENTS- 5.33%
	Money Market Funds - 5.33%
16,900,472	Fidelity Institutional Money Market Portfolio, 0.05%	$16,900,472
	Total Short Term Investments (Cost $16,900,472)	$16,900,472

	Total Investments (Cost $249,243,473) - 103.80%	$329,075,726
	Liabilities in Excess of Other Assets - (3.80)%	(12,050,174)
	TOTAL NET ASSETS - 100.00%	$317,025,552

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of the Schedule of Investments.

Keeley Mid Cap Value Fund
Schedule of Investments
June 30, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.32%
	Auto Components - 1.90%
26,000	Delphi Automotive PLC	$1,787,240
	Capital Markets - 4.76%
14,600	Ameriprise Financial, Inc.	1,752,000
39,800	Invesco Ltd.	1,502,450
24,504	Oaktree Capital Group LLC	1,224,955
		4,479,405
	Chemicals - 3.77%
15,900	Ashland, Inc.	1,728,966
19,800	FMC Corp.	1,409,562
10,467	Rayonier Advanced Materials, Inc. (a)	405,583
		3,544,111
	Commercial Banks - 3.25%
23,374	BOK Financial Corp.	1,556,708
135,400	Investors Bancorp, Inc.	1,496,170
		3,052,878
	Commercial Services & Supplies - 3.36%
59,000	Civeo Corp. (a)	1,476,770
47,448	Iron Mountain, Inc.	1,682,032
		3,158,802
	Construction & Engineering - 1.66%
45,000	Quanta Services, Inc. (a)	1,556,100
	Consumer Finance - 3.98%
34,000	Discover Financial Services	2,107,320
197,000	SLM Corp.	1,637,070
		3,744,390
	Containers & Packaging - 1.81%
16,100	Rock-Tenn Co.	1,699,999
	Diversified Financial Services - 4.01%
54,503	Air Lease Corp.	2,102,726
36,500	CIT Group, Inc.	1,670,240
		3,772,966
	Electronic Equipment, Instruments & Components - 1.67%
51,000	Knowles Corp. (a)	1,567,740
	Energy Equipment & Services - 5.43%
22,300	Oil States International, Inc. (a)	1,429,207
50,500	Superior Energy Services, Inc.	1,825,070
26,900	Unit Corp. (a)	1,851,527
		5,105,804
	Food Products - 1.64%
73,150	Flowers Foods, Inc.	1,542,002
	Health Care Providers & Services - 2.03%
26,300	AmerisourceBergen Corp.	1,910,958
	Home Furnishings- 1.49%
35,000	Fortune Brands Home & Security, Inc.	1,397,550
	Hotels, Restaurants & Leisure - 4.22%
83,000	MGM Resorts International (a)	2,191,200
23,400	Wyndham Worldwide Corp.	1,771,848
		3,963,048
	Household Durables - 2.07%
32,750	Jarden Corp. (a)	1,943,713
	Industrial Conglomerates - 6.13%
18,000	Dover Corp.	1,637,100
49,500	ITT Corp.	2,380,950
24,200	Pentair PLC	1,745,304
		5,763,354
	Insurance - 10.30%
37,900	Arthur J. Gallagher & Co.	1,766,140
98,500	Genworth Financial, Inc. (a)	1,713,900
28,600	HCC Insurance Holdings, Inc.	1,399,684
16,000	PartnerRe Ltd.	1,747,360
19,000	Reinsurance Group of America, Inc.	1,499,100
33,600	W.R. Berkley Corp.	1,556,016
		9,682,200
	IT Services - 1.75%
30,000	Fidelity National Information Services, Inc.	1,642,200
	Machinery - 2.13%
29,500	Timken Co.	2,001,280
	Media - 7.44%
31,000	Lamar Advertising Co.	1,643,000
101,000	News Corp. (a)	1,811,940
16,800	Scripps Networks Interactive, Inc.	1,363,152
25,600	Tribune Co. (a)	2,177,280
		6,995,372
	Multiline Retail - 1.71%
29,500	Dollar Tree, Inc. (a)	1,606,570
	Multi-Utilities - 1.61%
38,800	OGE Energy Corp.	1,516,304
	Oil, Gas & Consumable Fuels - 5.55%
13,500	Continental Resources, Inc. (a)	2,133,540
24,500	Energen Corp.	2,177,560
18,000	Valero Energy Corp.	901,800
		5,212,900
	Pharmaceuticals - 1.55%
10,000	Perrigo Co.	1,457,600
	Real Estate Investment Trusts (REITs) - 2.99%
49,807	Gaming & Leisure Properties, Inc.	1,691,944
31,400	Rayonier, Inc.	1,116,270
		2,808,214
	Specialty Retail - 2.15%
15,000	Advance Auto Parts, Inc.	2,023,800
	Textiles, Apparel & Luxury Goods - 4.23%
25,400	Hanesbrands, Inc.	2,500,376
12,700	PVH Corp.	1,480,820
		3,981,196
	Trading Companies & Distributors - 2.73%
24,500	United Rentals, Inc. (a)	2,565,885
	Total Common Stocks (Cost $57,775,726)	$91,483,581

	SHORT TERM INVESTMENTS - 3.00%
	Money Market Funds - 3.00%
2,820,208	Fidelity Institutional Money Market Portfolio, 0.05%	$2,820,208
	Total Short Term Investments (Cost $2,820,208)	$2,820,208

	Total Investments (Cost $60,595,934) - 100.32%	$94,303,789
	Liabilities in Excess of Other Assets - (0.32)%	(296,548)
	TOTAL NET ASSETS - 100.00%	$94,007,241

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of the Schedule of Investments.

Keeley Mid Cap Dividend Value Fund
Schedule of Investments
June 30, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.22%
	Aerospace & Defense - 0.66%
12,100	Exelis, Inc.	$205,458
	Auto Components - 1.74%
5,100	Autoliv, Inc.	543,558
	Capital Markets - 4.28%
4,700	Ameriprise Financial, Inc.	564,000
8,700	Federated Investors, Inc.	269,004
9,800	Legg Mason, Inc.	502,838
		1,335,842
	Chemicals - 3.53%
4,100	FMC Corp.	291,879
3,533	Rayonier Advanced Materials, Inc. (a)	136,917
11,400	RPM International, Inc.	526,452
2,600	Scotts Miracle-Gro Co.	147,836
		1,103,084
	Commercial Banks - 5.53%
25,400	Associated Banc Corp.	459,232
6,400	BOK Financial Corp.	426,240
10,300	Comerica, Inc.	516,648
5,100	UMB Financial Corp.	323,289
		1,725,409
	Commercial Services & Supplies - 5.26%
4,200	Dun & Bradstreet Corp.	462,840
16,716	Iron Mountain, Inc.	592,582
8,700	Republic Services, Inc.	330,339
10,400	Ritchie Bros. Auctioneers	256,360
		1,642,121
	Construction Materials - 1.20%
5,900	Vulcan Materials Co.	376,125
	Consumer Finance - 1.43%
7,200	Discover Financial Services	446,256
	Containers & Packaging - 1.59%
4,700	Rock-Tenn Co.	496,273
	Diversified Financial Services - 1.77%
12,100	CIT Group, Inc.	553,696
	Energy Equipment & Services - 1.52%
13,100	Superior Energy Services, Inc.	473,434
	Food Products - 2.49%
12,300	ConAgra Foods, Inc.	365,064
5,500	Ingredion, Inc.	412,720
		777,784
	Gas Utilities - 4.24%
5,400	National Fuel Gas Co.	422,820
15,650	Questar Corp.	388,120
10,200	UGI Corp.	515,100
		1,326,040
	Health Care Equipment & Supplies - 1.22%
3,600	Teleflex, Inc.	380,160
	Health Care Providers & Services - 3.29%
4,400	AmerisourceBergen Corp.	319,704
7,700	CIGNA Corp.	708,169
		1,027,873
	Hotels, Restaurants & Leisure - 2.23%
11,500	Seaworld Entertainment, Inc.	325,795
4,900	Wyndham Worldwide Corp.	371,028
		696,823
	Industrial Conglomerates - 2.66%
17,250	ITT Corp.	829,725
	Insurance - 6.66%
12,100	Arthur J. Gallagher & Co.	563,860
12,600	Lincoln National Corp.	648,144
3,900	PartnerRe Ltd.	425,919
5,600	Reinsurance Group of America, Inc.	441,840
		2,079,763
	IT Services - 5.87%
17,900	Broadridge Financial Solutions, Inc.	745,356
6,700	Fidelity National Information Services, Inc.	366,758
7,250	Leidos Holdings, Inc.	277,965
14,100	Total System Services, Inc.	442,881
		1,832,960
	Leisure Equipment & Products - 0.93%
5,500	Hasbro, Inc.	291,775
	Machinery - 0.91%
2,400	Snap-On, Inc.	284,448
	Media - 4.56%
15,600	Gannett, Inc.	488,436
19,300	News Corp. (a)	336,785
4,500	Scripps Networks Interactive, Inc.	365,130
9,600	Time, Inc. (a)	232,512
		1,422,863
	Multi-Utilities - 4.35%
12,900	MDU Resources Group, Inc.	452,790
7,100	OGE Energy Corp.	277,468
8,900	Vectren Corp.	378,250
5,350	Wisconsin Energy Corp.	251,022
		1,359,530
	Oil, Gas & Consumable Fuels - 6.95%
13,500	Cabot Oil & Gas Corp.	460,890
14,400	El Paso Pipeline Partners, L.P.	521,712
5,900	Energen Corp.	524,392
3,000	EQT Corp.	320,700
7,850	HollyFrontier Corp.	342,967
		2,170,661
	Real Estate Investment Trusts (REITs) - 12.27%
5,100	Alexandria Real Estate Equities, Inc.	395,964
13,400	Corrections Corporation of America	440,190
24,600	DDR Corp.	433,698
8,000	EPR Properties	446,960
8,100	Equity Lifestyle Properties, Inc.	357,696
27,500	Healthcare Trust of America, Inc.	331,100
10,600	Rayonier, Inc.	376,830
21,400	Retail Properties of America, Inc.	329,132
38,900	Spirit Realty Capital, Inc.	441,904
8,600	Weingarten Realty Investors	282,424
		3,835,898
	Road & Rail - 1.78%
6,300	Ryder System, Inc.	554,967
	Semiconductors & Semiconductor Equipment - 3.30%
8,600	Avago Technologies Ltd.	619,802
8,700	Linear Technology Corp.	409,509
		1,029,311
	Software - 0.67%
3,500	Jack Henry & Associates, Inc.	208,005
	Specialty Retail - 2.28%
20,100	American Eagle Outfitters	225,522
9,600	Foot Locker, Inc.	486,912
		712,434
	Thrifts & Mortgage Finance - 1.13%
40,400	First Niagara Financial Group, Inc.	353,096
	Water Utilities - 1.92%
12,100	American Water Works Company, Inc.	598,345
	Total Common Stocks (Cost $21,926,731)	$30,673,717

	EXCHANGE TRADED FUNDS - 0.49%
	Diversified Financial Services - 0.49%
2,100	iShares Russell Mid Cap Value Index Fund	$152,481
	Total Exchange Traded Funds (Cost $133,914)	$152,481

	SHORT TERM INVESTMENTS - 1.95%
	Money Market Funds - 1.95%
608,950	Fidelity Institutional Money Market Portfolio, 0.05%	$608,950
	Total Short Term Investments (Cost $608,950)	$608,950

	Total Investments (Cost $22,669,595) - 100.66%	$31,435,148
	Liabilities in Excess of Other Assets - (0.66)%	(207,058)
	TOTAL NET ASSETS - 100.00%	$31,228,090

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of the Schedule of Investments.

Keeley All Cap Value Fund
Schedule of Investments
June 30, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.06%
	Auto Components - 1.14%
30,000	Johnson Controls, Inc.	$1,497,900
	Beverages - 3.09%
32,800	Molson Coors Brewing Co.	2,432,448
18,000	Pepsico, Inc.	1,608,120
		4,040,568
	Capital Markets - 1.20%
41,500	Invesco Ltd.	1,566,625
	Chemicals - 1.50%
18,000	Ashland, Inc.	1,957,320
	Commercial Banks - 6.89%
84,000	BancorpSouth, Inc.	2,063,880
28,000	Northern Trust Corp.	1,797,880
38,000	Suntrust Banks, Inc.	1,522,280
32,000	UMB Financial Corp.	2,028,480
35,000	Wintrust Financial Corp.	1,610,000
		9,022,520
	Commercial Services & Supplies - 0.78%
41,000	Civeo Corp. (a)	1,026,230
	Computers & Peripherals - 2.91%
61,000	Hewlett Packard Co.	2,054,480
50,000	NCR Corp. (a)	1,754,500
		3,808,980
	Construction & Engineering - 1.61%
61,000	Quanta Services, Inc. (a)	2,109,380
	Consumer Finance - 2.50%
26,000	Discover Financial Services	1,611,480
200,000	SLM Corp.	1,662,000
		3,273,480
	Diversified Financial Services - 2.91%
41,000	Air Lease Corp.	1,581,780
68,000	Fidelity National Financial, Inc.	2,227,680
		3,809,460
	Electronic Equipment, Instruments & Components - 1.23%
52,500	Knowles Corp. (a)	1,613,850
	Energy Equipment & Services - 5.80%
17,700	Dril-Quip, Inc. (a)	1,933,548
33,000	Halliburton Co.	2,343,330
24,000	Oil States International, Inc. (a)	1,538,160
77,500	Weatherford International PLC (a)	1,782,500
		7,597,538
	Food Products - 3.92%
69,000	Flowers Foods, Inc.	1,454,520
31,002	Kraft Foods Group, Inc.	1,858,570
48,500	Mondelez International, Inc.	1,824,085
		5,137,175
	Gas Utilities - 3.06%
53,500	One Gas, Inc.	2,019,625
80,000	Questar Corp.	1,984,000
		4,003,625
	Health Care Equipment & Supplies - 5.70%
26,000	Baxter International, Inc.	1,879,800
29,000	Covidien PLC	2,615,220
23,500	Medtronic, Inc.	1,498,360
47,000	Wright Medical Group, Inc. (a)	1,475,800
		7,469,180
	Health Care Providers & Services - 3.32%
20,500	AmerisourceBergen Corp.	1,489,530
21,000	Cardinal Health, Inc.	1,439,760
20,500	Express Scripts Holding Co. (a)	1,421,265
		4,350,555
	Hotels, Restaurants & Leisure - 1.38%
39,000	Fiesta Restaurant Group, Inc. (a)	1,809,990
	Industrial Conglomerates - 4.60%
21,500	Dover Corp.	1,955,425
24,000	Eaton Corp. PLC	1,852,320
46,000	ITT Corp.	2,212,600
		6,020,345
	Insurance - 10.91%
18,000	Ace Ltd.	1,866,600
27,000	Aflac, Inc.	1,680,750
33,000	Arthur J. Gallagher & Co.	1,537,800
117,500	Genworth Financial, Inc. (a)	2,044,500
31,000	Hanover Insurance Group, Inc.	1,957,650
26,600	Principal Financial Group, Inc.	1,342,768
24,000	Reinsurance Group of America, Inc.	1,893,600
24,000	Torchmark Corp.	1,966,080
		14,289,748
	IT Services - 2.58%
57,000	Evertec, Inc.	1,381,680
36,500	Fidelity National Information Services, Inc.	1,998,010
		3,379,690
	Life Sciences Tools & Services - 1.40%
32,000	Agilent Technologies, Inc.	1,838,080
	Machinery - 1.34%
20,000	Illinois Tool Works, Inc.	1,751,200
	Media - 4.09%
30,000	Lamar Advertising Co.	1,590,000
18,500	Scripps Networks Interactive, Inc.	1,501,090
26,600	Tribune Co. (a)	2,262,330
		5,353,420
	Metals & Mining - 1.28%
23,000	Kaiser Aluminum Corp.	1,676,010
	Multiline Retail - 1.19%
28,500	Dollar Tree, Inc. (a)	1,552,110
	Multi-Utilities - 1.45%
54,000	MDU Resources Group, Inc.	1,895,400
	Oil, Gas & Consumable Fuels - 10.48%
22,000	Anadarko Petroleum Corp.	2,408,340
33,500	Bonanza Creek Energy, Inc. (a)	1,915,865
15,000	Continental Resources, Inc. (a)	2,370,600
23,000	EOG Resources, Inc.	2,687,780
19,100	Occidental Petroleum Corp.	1,960,233
41,000	Williams Companies, Inc.	2,386,610
		13,729,428
	Pharmaceuticals - 5.15%
11,000	Perrigo Co.	1,603,360
60,000	Pfizer, Inc.	1,780,800
32,000	Teva Pharmaceutical Industries Ltd. - ADR	1,677,440
52,199	Zoetis, Inc.	1,684,461
		6,746,061
	Road & Rail - 1.75%
23,000	Union Pacific Corp.	2,294,250
	Software - 1.37%
43,000	Microsoft Corp.	1,793,100
	Specialty Retail - 1.29%
67,500	Sally Beauty Holdings, Inc. (a)	1,692,900
	Textiles, Apparel & Luxury Goods - 1.24%
16,500	Hanesbrands, Inc.	1,624,260
	Total Common Stocks (Cost $87,425,988)	$129,730,378

	SHORT TERM INVESTMENTS - 0.96%
	Money Market Funds - 0.96%
1,250,805	Fidelity Institutional Money Market Portfolio, 0.05%	$1,250,805
	Total Short Term Investments (Cost $1,250,805)	$1,250,805

	Total Investments (Cost $88,676,793) - 100.02%	$130,981,183
	Liabilities in Excess of Other Assets - (0.02)%	(30,429)
	TOTAL NET ASSETS - 100.00%	$130,950,754

Percentages are stated as a percent of net assets.

ADR -	American Depository Receipt
(a)	Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Keeley Alternative Value Fund
Schedule of Investments
June 30, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.92%
	Aerospace & Defense - 1.14%
22,200	GenCorp, Inc. (a)(b)	$424,020
	Auto Components - 2.25%
13,525	Allison Transmission Holdings, Inc. (b)	420,627
6,205	Delphi Automotive PLC (b)	426,532
		847,159
	Building Products - 1.06%
8,000	A.O. Smith Corporation	396,640
	Capital Markets - 3.35%
8,600	Legg Mason, Inc. (b)	441,266
8,000	Oaktree Capital Group LLC	399,920
24,200	Silvercrest Asset Management Group, Inc. - Class A (b)	416,482
		1,257,668
	Chemicals - 2.98%
4,095	Ashland, Inc. (b)	445,290
21,600	Chemtura Corp. (a)	564,408
2,833	Rayonier Advanced Materials, Inc. (a)	109,792
		1,119,490
	Commercial Banks - 3.68%
36,500	Investors Bancorp, Inc.	403,325
9,100	UMB Financial Corp. (b)	576,849
8,800	Wintrust Financial Corp.	404,800
		1,384,974
	Commercial Services & Supplies - 3.48%
16,200	Civeo Corp. (a)	405,486
11,500	Copart, Inc. (a)	413,540
13,832	Iron Mountain, Inc.	490,345
		1,309,371
	Communications Equipment - 1.51%
53,785	Mitel Networks Corp. (a)	566,894
	Computers & Peripherals - 1.14%
12,160	NCR Corp. (a)(b)	426,694
	Consumer Finance - 1.06%
48,100	SLM Corp.	399,711
	Diversified Consumer Services - 2.22%
24,000	Carriage Services, Inc.	411,120
10,100	Sothebys	424,099
		835,219
	Diversified Financial Services - 3.42%
11,500	Air Lease Corp.	443,670
8,900	CIT Group, Inc. (b)	407,264
13,300	Fidelity National Financial, Inc. (b)	435,708
		1,286,642
	Electrical Equipment - 1.09%
8,400	Generac Holdings, Inc. (a)(b)	409,416
	Electronic Equipment, Instruments & Components - 1.06%
13,000	Knowles Corp. (a)	399,620
	Energy Equipment & Services - 3.66%
16,400	Helix Energy Solutions Group, Inc. (a)	431,484
7,000	Oil States International, Inc. (a)	448,630
13,700	Superior Energy Services, Inc.	495,118
		1,375,232
	Food Products - 1.09%
19,500	Flowers Foods, Inc.	411,060
	Gas Utilities - 1.08%
5,200	National Fuel Gas Co.	407,160
	Health Care Equipment & Supplies - 2.15%
10,400	Alere, Inc. (a)	389,168
13,345	Wright Medical Group, Inc. (a)(b)	419,033
		808,201
	Health Care Providers & Services - 2.17%
6,000	Cardinal Health, Inc. (b)	411,360
12,800	Hanger Orthopedic Group, Inc. (a)(b)	402,560
		813,920
	Home Furnishings - 1.08%
10,200	Fortune Brands Home & Security, Inc.	407,286
	Hotels, Restaurants & Leisure - 5.52%
57,225	Denny's Corp. (a)(b)	373,107
9,500	Fiesta Restaurant Group, Inc. (a)	440,895
7,200	Jack In The Box, Inc.	430,848
7,570	Marriott Vacations Worldwide Corp. (a)	443,829
5,100	Wyndham Worldwide Corp. (b)	386,172
		2,074,851
	Household Durables - 2.14%
6,800	Jarden Corp. (a)(b)	403,580
25,500	Tri Pointe Homes, Inc. (a)(b)	400,860
		804,440
	Household Products - 1.26%
5,500	Spectrum Brands Holdings, Inc. (b)	473,165
	Industrial Conglomerates - 2.58%
11,700	ITT Corp.	562,770
8,900	Tyco International Ltd. (b)	405,840
		968,610
	Insurance - 2.19%
8,875	Arthur J. Gallagher & Co.	413,575
23,600	Genworth Financial, Inc. (a)	410,640
		824,215
	Internet & Catalog Retail - 1.07%
12,600	FTD Companies, Inc. (a)	400,554
	IT Services - 2.26%
10,600	Broadridge Financial Solutions, Inc.	441,384
3,900	Wex, Inc. (a)(b)	409,383
		850,767
	Machinery - 7.95%
5,000	EnPro Industries, Inc. (a)(b)	365,800
11,920	Esco Technologies, Inc.	412,909
13,600	John Bean Technologies Corp. (b)	421,464
8,440	L.B. Foster Co. (b)	456,773
13,700	Manitowoc, Inc.	450,182
14,500	Rexnord Corp. (a)(b)	408,175
5,710	Wabtec Corp. (b)	471,589
		2,986,892
	Media - 3.64%
7,900	Lamar Advertising Co.	418,700
13,300	Starz (a)	396,207
6,500	Tribune Co. (a)(b)	552,825
		1,367,732
	Metals & Mining - 2.06%
22,500	Commercial Metals Co.	389,475
5,300	Kaiser Aluminum Corp.	386,211
		775,686
	Multi-Utilities - 1.20%
10,600	Vectren Corp.	450,500
	Oil, Gas & Consumable Fuels - 5.24%
7,800	Bonanza Creek Energy, Inc. (a)	446,082
6,300	Energen Corp. (b)	559,944
15,000	Rice Energy, Inc. (a)	456,750
13,500	Sanchez Energy Corp. (a)(b)	507,465
		1,970,241
	Real Estate Investment Trusts (REITs) - 6.91%
16,037	Corrections Corporation of America	526,815
12,100	Gaming & Leisure Properties, Inc.	411,037
8,500	Rayonier, Inc.	302,175
11,600	Ryman Hospitality Properties, Inc. (b)	558,540
13,400	Sabra Health Care REIT, Inc. (b)	384,714
36,391	Spirit Realty Capital, Inc. (b)	413,402
		2,596,683
	Real Estate Management & Development - 1.07%
21,000	Forestar Group, Inc. (a)	400,890
	Road & Rail - 2.63%
4,035	Genesee & Wyoming, Inc. (a)(b)	423,675
6,400	Ryder System, Inc. (b)	563,776
		987,451
	Software - 1.46%
11,200	Verint Systems, Inc. (a)(b)	549,360
	Specialty Retail - 4.47%
6,800	Cabelas, Inc. (a)(b)	424,320
12,300	CST Brands, Inc.	424,350
16,600	Haverty Furniture, Inc.	417,158
8,400	Penske Automotive Group, Inc.	415,800
		1,681,628
	Textiles, Apparel & Luxury Goods - 2.40%
5,000	Hanesbrands, Inc.	492,200
3,500	PVH Corp.	408,100
		900,300
	Thrifts & Mortgage Finance - 1.08%
15,130	ViewPoint Financial Group (b)	407,148
	Water Utilities - 1.12%
8,500	American Water Works Company, Inc.	420,325
	Total Common Stocks (Cost $27,515,608)	$37,177,815

	SHORT TERM INVESTMENTS - 1.58%
	Money Market Funds - 1.58%
595,101	Fidelity Institutional Money Market Portfolio, 0.05%	$595,101
	Total Short Term Investments (Cost $595,101)	$595,101

	Total Investments (Cost $28,110,709) - 100.50%	$37,772,916
	Liabilities in Excess of Other Assets - (0.50)%	(188,233)
	TOTAL NET ASSETS - 100.00%	$37,584,683

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Partially assigned as collateral for certain securities sold short.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of the Schedule of Investments.

Keeley Alternative Value Fund
Schedule of Securities Sold Short
June 30, 2014 (Unaudited)

Shares		Value
	EXCHANGE TRADED FUNDS
	Funds, Trusts & Other Financial Vehicles
76,408	iShares Russell 2000 ETF	$9,078,034
	Total Securities Sold Short (Proceeds Received $8,981,069)	$9,078,034

Keeley Funds, Inc.
Notes to the Schedule of Investments
June 30, 2014 (Unaudited)

1)  Securities Lending

Keeley Funds, Inc. (the “Funds”) may lend their portfolio securities to banks, brokers and dealers.  Lending Funds’ securities exposes the Funds to risk such as the following: (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral in instances when the value of the collateral is less than the loaned securities, (iii) the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or (iv) the Funds may experience losses related to the reinvestment of collateral.  To minimize certain of these risks, the borrower must agree to maintain collateral with the Funds’ custodian, marked to market daily, in the form of cash and/or U.S. government obligations, in an amount at least equal to 100% of the market value of securities.  As of June 30, 2014, only Keeley Small Cap Value Fund (“KSCVF”) had securities loaned with a market value of $84,409,042 and received cash collateral for the loans of $87,064,646.  The cash collateral is marked to market on a nightly basis to stay above the collateralization thresholds agreed to by the Board.

2)  Transactions with Affiliates

The following issuers are affiliated with KSCVF; that is, KSCVF held 5% or more of the outstanding voting securities during the period from October 1, 2013 through June 30, 2014.  As defined in Section (2)(a)(3) of the Investment Company Act of 1940, such issuers are:

Issuer Name	Share Balance At October 1, 2013	Additions	Reductions	Share Balance At June 30, 2014	Dividend Income	Value At June 30, 2014	Realized Gains/(Loss)
Carrols Restaurant Group, Inc.	2,155,021	1,272,500	(146,500)	3,281,021	$-	$23,360,870	$5,345
Denny's Corp.	5,184,850	-	(191,000)	4,993,850	-	$32,559,902	$298,060
Gamco Investors, Inc.	363,000	-	(12,500)	350,500	246,840	$29,109,025	$296,467
L.B. Foster Co.	616,500	20,000	(23,500)	613,000	57,165	$33,175,560	$148,368
Home Federal Bancorp, Inc. (1)	651,699	-	(651,699)	-	-	-	$770,419
Rockville Financial, Inc.(1)	1,368,795	-	(1,368,795)	-	-	-	$914,311
Hometrust Bancshares, Inc. (1)	1,057,195	-	(1,057,195)	-	-	-	$2,261,867
Carriage Services, Inc. (2)	-	1,455,476	(56,000)	1,399,476	70,124	$23,973,024	$(255,860)
Era Group, Inc. (2)	-	1,176,837	(75,427)	1,101,410	-	$31,588,439	$(254,187)
Tri Pointe Homes, Inc. (2)	-	1,641,578	-	1,641,578	-	$25,805,606	-
					$374,129	$199,572,426	$4,184,790
(1)	Issuer was not an affiliate as of June 30, 2014
(2)	Issuer was not an affiliate as of October 1, 2013

3)  Significant Accounting Policies

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the following three broad categories:

Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Funds have access at the date of measurement.

Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participants would use to price the asset or liability based on the best available information.

Keeley Small Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$2,965,021,834	$-	$-	$2,965,021,834
Short Term Investments	3,431,957	84,652,000	-	88,083,957

Total Investments in Securities	$2,968,453,791	$84,652,000	$-	$3,053,105,791

Keeley Small Cap Dividend Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$165,998,064	$-	$-	$165,998,064
Short Term Investments	4,193,699	-	-	4,193,699

Total Investments in Securities	$170,191,763	$-	$-	$170,191,763

Keeley Small-Mid Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$312,175,254	$-	$-	$312,175,254
Short Term Investments	16,900,472	-	-	16,900,472

Total Investments in Securities	$329,075,726	$-	$-	$329,075,726

Keeley Mid Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$91,483,581	$-	$-	$91,483,581
Short-Term Investments	2,820,208	-	-	2,820,208

Total Investments in Securities	$94,303,789	$-	$-	$94,303,789

Keeley Mid Cap Dividend Value Fund

Common Stocks*	$30,673,717	$-	$-	$30,673,717
Exchange Traded Funds*	152,481	-	-	152,481
Short-Term Investments	608,950	-	-	608,950

Total Investments in Securities	$31,435,148	$-	$-	$31,435,148

Keeley All Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$129,730,378	$-	$-	$129,730,378
Short-Term Investments	1,250,805	-	-	1,250,805

Total Investments in Securities	$130,981,183	$-	$-	$130,981,183

Keeley Alternative Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$37,177,815	$-	$-	$37,177,815
Short-Term Investments	595,101	-	-	595,101

Total Investments in Securities	$37,772,916	$-	$-	$37,772,916

Other Financial Instruments*
Securities Sold Short	$9,078,034	$-	$-	$9,078,034
Total Investments in Other Financial Instruments	$9,078,034	$-	$-	$9,078,034

* See the Schedule of Investments for the investments detailed by industry classification.

There were no transfers into or out of Levels 1 and 2 for Keeley Funds, Inc. during the reporting period from October 1, 2013 to June 30, 2014. Transfers between levels are identified at the end of the reporting period.

4)  Federal Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows:1

	KEELEY Small Cap Value Fund	KEELEY Small Cap Dividend Value Fund	KEELEY Small-Mid Cap Value Fund	KEELEY Mid Cap Value Fund	KEELEY Mid Cap Dividend Value Fund	KEELEY All Cap Value Fund	KEELEY Alternative Value Fund

Cost of Investments	$2,237,728,954	$142,913,590	$249,243,473	$60,595,934	$22,669,595	$88,676,793	$19,129,640

Gross unrealized appreciation on investments	844,286,667	30,266,830	83,537,386	34,369,740	8,906,442	42,707,811	10,088,210
Gross unrealized depreciation on investments	(28,909,830)	(2,988,657)	(3,705,133)	(661,885)	(140,889)	(403,421)	(426,003)
Gross unrealized depreciation on securities sold short	-	-	-	-	-	-	(96,965)
Net unrealized appreciation	815,376,837	$27,278,173	$79,832,253	$33,707,855	$8,765,553	$42,304,390	9,565,242

1
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal tax information, please refer to the Notes to the Financial Statements section in the Funds’ most recent annual or semi-annual report.

5)  Derivatives:

The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

None of the Funds (except KALVF) currently invest in derivatives.  KALVF invests in derivatives to the extent permitted by its investment objectives and policies.  Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

KALVF’s use of derivatives may increase or decrease its exposure to market risk, including the risk that the change in the value of the derivative may not correlate with changes in the value of the underlying securities.  KALVF is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty risk.  Liquidity risk is the risk that KALF will be unable to sell a particular derivative in the open market in a timely manner.  Counterparty risk is the risk that a counterparty will not be able to fulfill its obligations to the Fund pursuant to the terms of a derivative investment.  KALVF’s maximum risk of loss from counterparty risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund.  Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Futures Contracts – KALVF may enter into futures contracts, an agreement between two parties to buy or sell a specified underlying instrument for a fixed price on a specified future date, to the extent permitted by its investment objectives and policies.  KALVF enters into futures contracts to manage its exposure to the stock market.  Upon entering into futures contracts, KALVF is required to deposit cash or pledge securities as initial margin, with additional securities segregated up to the current market value of all of KALVF’s futures contracts.  Any subsequent margin deposit increases or decreases, which are dependent on the daily fluctuations in the value of the instrument underlying the contract, are made or received by KALVF periodically (variation margin) and are recorded as unrealized gains or losses until the contracts are closed.  When the contracts are closed, KALVF will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and KALVF’s basis in the contracts.

KALVF did not enter into any futures contracts during the period ended June 30, 2014

Short Positions – KALVF may hold short positions to the extent permitted by its investment policies and objectives.  KALVF may sell a security it does not own in anticipation of a decline in the fair value of that security. When KALVF sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  KALVF is liable for any dividends or interest payable on securities while those securities are in a short position.  As collateral for their short positions, KALVF is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents, or liquid securities.  The amount of segregated assets is required to be adjusted daily to reflect changes in market value of the securities sold short.  KALVF will incur a loss as a result of the short sale if the price of the security sold short increases between the date of the short sale and the date on which KALVF replaces the borrowed security.  KALVF will realize a gain if the security sold short declines in price between those dates.  The potential loss of investing in a short position is unlimited.

KALVF held short positions with a market value of $9,078,034 as of June 30, 2014. The counterparty for these short positions was Credit Suisse First Boston LLC.

Options – KALVF may purchase and write put and call options on securities, currencies or indices and enter into related closing transactions.  KALVF enters into options contracts to manage its exposure to the stock market.  When KALVF writes an option, an amount equal to the premium received by KALVF is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by KALVF on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a close purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether KALVF has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by KALVF.  KALVF, as a writer of an option, bears the market risk if there is an unfavorable change in the price of the security underlying the written option.  The potential loss of investing in written options is unlimited.

KALVF had an average monthly market value of $109,208 for purchased options and an average monthly market value of $345,711 for written options during the period ended June 30, 2014. The counterparty for these purchased and written options was Morgan Stanley.  KALVF did not hold any purchased options or written options as of June 30, 2014.

The premium amount and number of option contracts written during the period ended June 30, 2014 in KALVF were as follows:

	Amount of	Number of
	Premiums	Contracts
Outstanding at 9/30/2013	$679,180	(145)
Options Written	2,933,850	(700)
Options Expired	-	-
Options Exercised	-	-
Options Closed	(3,613,030)	845
Outstanding at 6/30/2014	$-	-

Warrants and Rights – The Funds may invest in warrants or rights (other than those acquired in units or attached to other securities), which entitle the purchaser to buy equity securities at a specific price for a specific period of time.  Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

KALVF did not hold any warrants during the period ended June 30, 2014.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Keeley Funds, Inc.

By (Signature and Title) /s/ John L. Keeley, Jr.
 John L. Keeley, Jr., President

Date  8/20/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John L. Keeley, Jr.
   John L. Keeley, Jr., President

Date  8/20/2014

By (Signature and Title)* /s/ Robert Kurinsky
   Robert Kurinsky, Treasurer

Date  8/20/2014

* Print the name and title of each signing officer under his or her signature.